Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000710124
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
International Equity
Class A	1.06%	0.00%	1.06%
International Equity Index
Class A	0.41%	-0.16%	0.25%
Small Company Index
Class A	0.31%	-0.16%	0.15%
Large Cap Growth
Class A	0.86%	0.00%	0.86%
Large Cap Equity
Class A	0.76%	0.00%	0.76%
Equity Index
Class A	0.21%	-0.11%	0.10%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
International Equity
Class A	1.06%	0.00%	1.06%
International Equity Index
Class A	0.41%	-0.16%	0.25%
Small Company Index
Class A	0.31%	-0.16%	0.15%
Large Cap Growth
Class A	0.86%	0.00%	0.86%
Large Cap Equity
Class A	0.76%	0.00%	0.76%
Equity Index
Class A	0.21%	-0.11%	0.10%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
International Equity
Class A	1.06%	0.00%	1.06%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
International Equity Index
Class A	0.41%	-0.16%	0.25%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INSTITUTIONAL SMALL COMPANY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Small Company Index
Class A	0.31%	-0.16%	0.15%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INSTITUTIONAL LARGE CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Large Cap Growth
Class A	0.86%	0.00%	0.86%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Large Cap Equity
Class A	0.76%	0.00%	0.76%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN INSTITUTIONAL EQUITY INDEX PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000710124_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

EQUITY PORTFOLIOS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)
TO PROSPECTUS DATED APRIL 1, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Institutional Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Portfolio	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Equity Index
Class A	0.21%	-0.11%	0.10%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011